THE TARGET PORTFOLIO TRUST

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102-4077

October 19, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	485(a) Filing for The Target Portfolio Trust
Registration Nos. 33-50476 & 811-7064

Dear Sir or Madam,

          We are filing today via EDGAR a Post-Effective Amendment under Rule 485(a) to the Registration Statement of the above-referenced Registrant. The purpose of the filing of the Post-Effective Amendment is to conform the Registrant’s Prospectus to the requirements of the new summary prospectus rule, as set forth in 17 CFR Parts 230, 232, 239, and 274.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Very truly yours,
/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary